Significant accounting policies (Details)	12 Months Ended
Dec. 31, 2020
Computer equipment [Member]
Statement Line Items [Line Items]
Depreciation rate	30%
Computer equipment – Bitcoin rigs [Member]
Statement Line Items [Line Items]
Depreciation rate	75%
Furniture and fixtures [Member]
Statement Line Items [Line Items]
Depreciation rate	20%
Leasehold improvements [Member]
Statement Line Items [Line Items]
Depreciation rate	Term of lease